Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2022
Registrant Name	dei_EntityRegistrantName	Legg Mason ETF Investment Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001645194
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 06, 2022
Document Effective Date	dei_DocumentEffectiveDate	May 10, 2022
Prospectus Date	rr_ProspectusDate	May 10, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A